UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Dividend Income Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 67.0% (46.1% of Total investments)		$630,890,960
(Cost $394,390,480)
Energy 9.0%		84,559,565
Oil, gas and consumable fuels 9.0%
BP PLC, ADR (A)(B)	830,450	$29,182,013
Enbridge, Inc. (A)(B)	247,106	$10,245,015
ONEOK, Inc.	540,000	$30,547,797
Royal Dutch Shell PLC, ADR, Class A (A)(B)	258,000	$14,584,740
Telecommunication services 3.7%		35,160,694
Diversified telecommunication services 3.5%
AT&T, Inc.	475,000	$18,525,000
CenturyLink, Inc. (A)(B)	205,000	$4,770,350
Verizon Communications, Inc.	199,160	$9,639,344
Wireless telecommunication services 0.2%
Vodafone Group PLC, ADR (A)(B)	75,000	$2,226,000
Utilities 54.3%		511,170,701
Electric utilities 25.6%
Alliant Energy Corp.	390,000	$15,806,700
American Electric Power Company, Inc. (A)(B)	590,000	$41,618,600
Avangrid, Inc. (A)(B)	475,000	$21,574,500
Duke Energy Corp.	320,000	$27,238,400
Entergy Corp.	338,000	$25,931,360
Eversource Energy (A)(B)	490,000	$29,787,100
FirstEnergy Corp.	220,000	$7,020,200
OGE Energy Corp. (C)	540,000	$19,364,400
Pinnacle West Capital Corp.	50,000	$4,336,500
PPL Corp. (A)(B)	500,000	$19,165,000
The Southern Company	405,000	$19,411,650
Xcel Energy, Inc.	207,000	$9,793,170
Gas utilities 4.1%
Atmos Energy Corp.	300,000	$26,028,000
ONE Gas, Inc.	170,000	$12,372,600
Multi-utilities 24.6%
Ameren Corp.	540,000	$30,294,000
Black Hills Corp. (A)(B)	440,000	$30,650,400
CenterPoint Energy, Inc.	980,000	$27,626,200
Dominion Energy, Inc. (A)(B)	400,000	$30,872,000
DTE Energy Company	250,000	$26,765,000
National Grid PLC, ADR	265,833	$16,617,221
NiSource, Inc.	770,000	$20,066,200
Public Service Enterprise Group, Inc.	70,000	$3,147,900
Vectren Corp. (C)	760,000	$45,683,600
Preferred securities 76.6% (52.7% of Total investments)		$721,406,023
(Cost $692,806,092)
Energy 5.5%		52,048,992
Oil, gas and consumable fuels 5.5%
Kinder Morgan, Inc., 9.750% (B)	1,175,717	52,048,992
Financials 41.4%		389,381,713
Banks 25.9%
Bank of America Corp., 6.375% (B)	139,000	3,595,930

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND 2

	Shares	Value
Financials (continued)
Banks (continued)
Bank of America Corp., 6.500% (B)	177,178	$4,774,947
Bank of America Corp., 6.625% (B)	355,000	9,159,000
Bank of America Corp., Depositary Shares, Series D, 6.204% (B)	230,000	5,952,400
Barclays Bank PLC, Series 5, 8.125% (C)	610,000	16,451,700
BB&T Corp., 5.625% (B)	606,000	15,362,100
BB&T Corp. (Callable 11-1-17), 5.200% (B)	225,000	5,629,500
BB&T Corp. (Callable 6-1-18), 5.200% (B)	480,000	12,057,600
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (B)	35,000	1,048,950
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)	210,854	6,270,798
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (B)	270,400	7,490,080
HSBC Holdings PLC, 8.000% (C)	325,000	8,849,750
HSBC Holdings PLC, 8.125% (B)	50,000	1,369,000
ING Groep NV, 6.200% (B)	109,100	2,842,055
JPMorgan Chase & Co., 5.450% (B)	245,000	6,252,400
JPMorgan Chase & Co., 5.500% (B)	980,000	24,637,200
JPMorgan Chase & Co., 6.100% (B)	510,000	13,647,600
JPMorgan Chase & Co., 6.125% (B)	98,888	2,641,298
JPMorgan Chase & Co., 6.700% (B)	30,000	805,800
Royal Bank of Scotland Group PLC, Series L, 5.750% (B)	760,000	19,197,600
Santander Holdings USA, Inc., Series C, 7.300%	120,000	3,150,000
The PNC Financial Services Group, Inc., 5.375% (C)	280,000	7,210,000
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	40,000	1,162,800
U.S. Bancorp, 5.150% (C)	720,000	18,799,200
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)	296,000	8,832,640
Wells Fargo & Company, 6.000% (B)	215,000	5,671,700
Wells Fargo & Company, 8.000% (B)	1,200,000	31,128,000
Capital markets 14.4%
Deutsche Bank Contingent Capital Trust II, 6.550%	10,000	256,700
Deutsche Bank Contingent Capital Trust III, 7.600% (B)	797,893	20,992,565
Morgan Stanley, 6.625% (B)	1,057,915	28,965,713
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	220,000	6,338,200
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)	300,000	8,985,000
State Street Corp., 5.250% (B)	910,000	23,141,300
State Street Corp., 6.000% (B)	192,065	5,143,501
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%) (B)	25,000	713,750
The Bank of New York Mellon Corp., 5.200% (B)	425,000	10,710,000
The Goldman Sachs Group, Inc., 5.950% (C)	950,000	24,320,000
The Goldman Sachs Group, Inc., Series B, 6.200% (B)	215,000	5,630,850
Consumer finance 0.7%
Capital One Financial Corp., 6.200% (B)	100,183	2,664,868
Capital One Financial Corp., 6.700% (B)	136,569	3,755,648
Insurance 0.4%
Aegon NV, 6.500% (B)	96,512	2,533,440
Prudential Financial, Inc., 5.750% (B)	47,460	1,240,130
Health care 3.7%		34,981,600
Pharmaceuticals 3.7%
Teva Pharmaceutical Industries, Ltd., 7.000%	59,900	34,981,600
Industrials 0.4%		3,445,400
Machinery 0.4%
Stanley Black & Decker, Inc., 5.750% (B)	135,326	3,445,400

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND 3

			Shares	Value
Real estate 0.3%				$3,277,454
Equity real estate investment trusts 0.3%
Crown Castle International Corp., Series A, 6.875% (B)			2,000	2,134,454
Ventas Realty LP, 5.450% (B)			45,000	1,143,000
Telecommunication services 4.0%				38,049,464
Diversified telecommunication services 2.2%
Qwest Corp., 6.125% (B)			730,000	18,381,400
Qwest Corp., 7.500% (B)			34,122	874,513
Verizon Communications, Inc., 5.900% (B)			60,000	1,600,200
Wireless telecommunication services 1.8%
Telephone & Data Systems, Inc., 5.875% (B)			340,000	8,547,600
Telephone & Data Systems, Inc., 6.625% (B)			39,768	1,039,138
Telephone & Data Systems, Inc., 6.875% (B)			261,064	6,824,213
United States Cellular Corp., 6.950% (B)			30,000	782,400
Utilities 21.3%				200,221,400
Electric utilities 16.4%
Duke Energy Corp., 5.125% (B)			221,008	5,633,494
Entergy Arkansas, Inc., 4.560%			9,388	948,188
Entergy Mississippi, Inc., 4.920%			8,190	838,196
Great Plains Energy, Inc., 7.000% (B)			509,000	28,402,200
Interstate Power & Light Company, 5.100% (C)			1,382,023	35,670,014
Mississippi Power Company, 5.250%			257,500	6,610,025
NextEra Energy Capital Holdings, Inc., 5.000% (B)			110,000	2,765,400
NextEra Energy Capital Holdings, Inc., 5.700% (B)			230,000	5,865,000
NextEra Energy, Inc., 6.123% (B)			100,000	5,556,000
PPL Capital Funding, Inc., 5.900% (B)			1,063,052	27,373,589
SCE Trust II, 5.100% (B)			1,275,000	32,436,000
The Southern Company, 6.250% (B)			80,000	2,174,400
Multi-utilities 4.9%
BGE Capital Trust II, 6.200%			247,000	6,468,930
Dominion Energy, Inc., 6.750% (B)			507,000	25,846,860
DTE Energy Company, 5.250% (C)			166,933	4,275,154
DTE Energy Company, 6.500% (C)			70,000	3,819,200
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)			210,000	5,538,750
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.4% (0.2% of Total investments)				$3,345,000
(Cost $3,000,000)
Utilities 0.4%				3,345,000
Electric utilities 0.4%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (D)	6.250	02-01-22	3,000,000	3,345,000
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4% (1.0% of Total investments)				$13,378,000
(Cost $13,378,000)
U.S. Government Agency 1.0%				9,640,000
Federal Agricultural Mortgage Corp. Discount Note	0.800	08-01-17	1,928,000	1,928,000
Federal Home Loan Bank Discount Note	0.617	08-01-17	7,712,000	7,712,000
			Par value^	Value
Repurchase agreement 0.4%				3,738,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND 4

	Par value^	Value
Repurchase Agreement with State Street Corp. dated 7-31-17 at 0.340% to be repurchased at $3,738,035 on 8-1-17, collateralized by $3,770,000
U.S. Treasury Notes, 2.125% due 2-29-24 (valued at $3,818,343, including
interest)	3,738,000	$3,738,000
Total investments (Cost $1,103,574,572)† 145.4%		$1,369,019,983
Other assets and liabilities, net (45.4%)		(427,417,494)
Total net assets 100.0%		$941,602,489
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
(A)	A portion of this security is on loan as of 7-31-17, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-17 was $681,751,298. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $163,945,712.
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 7-31-17 was $104,691,017.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,109,510,953. Net unrealized appreciation aggregated to $259,509,030, of which $279,748,259 related to appreciated investment securities and $20,239,229 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 7-31-17:

United States	88.3%
United Kingdom	6.8%
Israel	2.6%
Netherlands	1.5%
Other Countries	0.8%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND 5

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Sep 2017	$(123,240,587)	$(123,372,812)	$(132,225)
						$(132,225)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

WRITTEN OPTIONS

Options on index
Counterparty (OTC)/					Number
Exchange-	Name of		Exercise	Expiration	of	Notional
traded	issuer		price	date	contracts	amount	Premium	Value
Calls
Exchange-traded	NASDAQ 100 Stock Index	USD	5,925.00	Sep 2017	15	1,500	$170,988	$(139,500)
Exchange-traded	Russell 2000 Index	USD	1,530.00	Sep 2017	60	6,000	18,552	(5,550)
Exchange-traded	Russell 2000 Index	USD	1,450.00	Sep 2017	28	2,800	69,698	(51,100)
Exchange-traded	S&P 500 Index	USD	2,460.00	Aug 2017	40	4,000	23,568	(59,200)
Exchange-traded	S&P 500 Index	USD	2,490.00	Aug 2017	40	4,000	19,968	(12,100)
Exchange-traded	S&P 500 Index	USD	2,505.00	Aug 2017	39	3,900	14,399	(7,605)
Exchange-traded	S&P 500 Index	USD	2,500.00	Aug 2017	40	4,000	24,768	(24,768)
Exchange-traded	S&P 500 Index	USD	2,430.00	Sep 2017	134	13,400	615,992	(755,760)
Exchange-traded	S&P 500 Index	USD	2,575.00	Sep 2017	160	16,000	17,475	(14,400)
Exchange-traded	S&P 500 Index	USD	2,630.00	Oct 2017	40	4,000	4,568	(4,100)
							$979,976	$(1,074,083)
							$979,976	$(1,074,083)

Derivatives currency abbreviations

USD   U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND 6

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$630,890,960	$630,890,960	—	—
Preferred securities
Energy	52,048,992	52,048,992	—	—
Financials	389,381,713	389,381,713	—	—
Health care	34,981,600	34,981,600	—	—
Industrials	3,445,400	3,445,400	—	—
Real estate	3,277,454	3,277,454	—	—
Telecommunication services	38,049,464	36,449,264	$1,600,200	—
Utilities	200,221,400	192,896,266	7,325,134	—
Corporate bonds	3,345,000	—	3,345,000	—
Short-term investments	13,378,000	—	13,378,000	—
Total investments in securities	$1,369,019,983	$1,343,371,649	$25,648,334	—
Other financial instruments:
Futures	$(132,225)	$(132,225)	—	—
Written options	(1,074,083)	(1,074,083)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       7

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2017, the fund used futures contracts to manage against anticipated interest rate changes.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2017, the fund wrote option contracts to to hedge against anticipated changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the period ended July 31, 2017.

	Number of contracts	Premiums received
Outstanding, beginning of period	1,115	2,014,014
Options written	4,097	7,055,641
Options closed	(2,842)	(6,531,244)
Options exercised	—	—
Options expired	(1,774)	(1,558,435)
Outstanding, end of period	596	$979,976

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P13Q3	07/17
This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.		9/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2017